Reserves - Summary of Reserves (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Other reserves	SFr 220,330	SFr 220,961
Equity [abstract]
Beginning balance	145,417	181,530
Net paid-in capital from capital increases	4,994
Transaction cost in relation to capital increases	(494)	(223)
Share-based payments (note 31)	814	2,186
Exchange differences arising on translating foreign operations	63	461
Ending balance	52,228	145,417
Other reserves [member]
Equity [abstract]
Beginning balance	220,961	210,147
Net paid-in capital from capital increases	194
Transaction cost in relation to capital increases	(494)	(223)
Share-based payments (note 31)	814	2,186
Ending balance	220,330	220,961
Share premium [member]
Disclosure of reserves within equity [line items]
Other reserves	214,180	215,688
Share premium [member] | Other reserves [member]
Equity [abstract]
Beginning balance	215,688	207,521
Net paid-in capital from capital increases	(1,014)	8,390
Transaction cost in relation to capital increases	(494)	(223)
Ending balance	214,180	215,688
Reserve of share-based payments [member]
Disclosure of reserves within equity [line items]
Other reserves	5,371	4,557
Reserve of share-based payments [member] | Other reserves [member]
Equity [abstract]
Beginning balance	4,557	2,371
Share-based payments (note 31)	814	2,186
Ending balance	5,371	4,557
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Other reserves	779	716
Reserve of exchange differences on translation [member] | Other reserves [member]
Equity [abstract]
Beginning balance	716	255
Exchange differences arising on translating foreign operations	63	461
Ending balance	SFr 779	SFr 716